Share Capital - Schedule of warrants (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2023 Share $ / shares
Disclosure of classes of share capital [Line Items]
Exercise Prices | $ / shares	$ 0.75
Balance, beginning of period	638,510
Issued	0
Exercised	0
Expired	638,510
Balance, end of period	0